Disposal of Assets and Other Changes in Organizational Structure - Summary of Cash Flows Arising from Losing Control in Subsidiaries (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Cash Flows Arising from Losing Control in Subsidiaries [Line Items]
Cash received	$ 2,951
Cash in subsidiary before losing control	(192)
Net Proceeds	2,759
Nova Transportadora Do Sudeste [member]
Cash Flows Arising from Losing Control in Subsidiaries [Line Items]
Cash received	2,481
Cash in subsidiary before losing control	(88)
Net Proceeds	2,393
Petrobras Chile distribucin [member]
Cash Flows Arising from Losing Control in Subsidiaries [Line Items]
Cash received	470
Cash in subsidiary before losing control	(104)
Net Proceeds	$ 366